Legal Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Loss Contingency, Information about Litigation Matters [Abstract]
Legal Contingencies

Note 7 – Pending Legal Matters

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will not have a material effect on the Company's condensed consolidated financial statements.

Note 7 – Legal Contingencies

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will not have a material effect on the Company's consolidated financial statements.